Disposal groups classified as held for sale (Tables)	3 Months Ended
Mar. 31, 2024
Disposal groups classified as held for sale
Schedule of assets and liabilities of disposal groups classified as held for sale

Assets and liabilities of disposal groups classified as held for sale in € THOUS

	March 31, 2024	December 31, 2023
Cash and cash equivalents	43,734	23,733
Trade accounts and other receivables from unrelated parties	194,876	27,535
Property, plant and equipment	80,768	42,710
Right-of-use assets	124,776	114,602
Goodwill (1)	396,976	274,543
Other	55,401	24,477
Assets held for sale	896,531	507,600

Accounts payable to unrelated parties	22,620	12,880
Lease liabilities	153,313	128,653
Provisions and other liabilities	94,398	39,091
Liability directly associated with assets held for sale	270,331	180,624

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.